Schedule of income tax (Details) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Tax expense for the year			kr (4,604)	kr (1,053)
Current income tax expense	kr (1,145)	kr (129)	(4,604)	(1,053)
Deferred tax relating to temporary differences			5,639	(4,278)
Deferred tax benefit	3,783	732	5,639	(4,278)
Total income tax expense	2,637	604	1,034	(5,331)
Total income tax benefit	kr 2,637	kr 604	kr 1,034	kr (5,331)